Events after the reporting period - Narrative (Details) - Sep. 30, 2021 € in Millions, $ in Millions	EUR (€)	USD ($)
Liquidity facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	€ 64.4	$ 75.0